Document and Entity Information	3 Months Ended
	Mar. 31, 2013	Apr. 30, 2013 Common units	Apr. 30, 2013 Subordinated Units	Apr. 30, 2013 General Partner Units
Entity Registrant Name	Summit Midstream Partners, LP
Entity Central Index Key	0001549922
Document Type	8-K
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		24,412,427	24,409,850	996,320
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,817	$ 7,895
Accounts receivable	40,094	33,504
Due from affiliate	2,712	774
Other assets	1,875	2,190
Total current assets	47,498	44,363
Property, plant and equipment, net	778,488	681,993
Intangible assets, net:
Favorable gas gathering contracts	19,386	19,958
Contract intangibles	382,656	229,596
Rights-of-way	43,586	35,986
Total intangible assets, net	445,628	285,540
Goodwill	99,677	45,478
Other noncurrent assets	8,240	6,137
Total assets	1,379,531	1,063,511
Current liabilities:
Trade accounts payable	17,084	15,817
Deferred revenue	865	865
Ad valorem taxes payable	1,689	5,455
Other current liabilities	6,802	4,324
Total current liabilities	26,440	26,461
Revolving credit facility	214,230	199,230
Noncurrent liability, net (Note 4)	7,128	7,420
Deferred revenue	16,369	10,899
Other noncurrent liabilities	245	254
Total liabilities	264,412	244,264
Commitments and contingencies (Note 11)
Common limited partner capital (24,412,427 units issued and outstanding at March 31, 2013 and December 31, 2012)	415,302	418,856
Subordinated limited partner capital (24,409,850 units issued and outstanding at March 31, 2013 and December 31, 2012)	376,276	380,169
General partner interests (996,320 units issued and outstanding at March 31, 2013 and December 31, 2012)	20,064	20,222
SMP Holdings' equity in Bison Midstream	303,477	0
Total partners' capital	1,115,119	819,247
Total liabilities and partners' capital	$ 1,379,531	$ 1,063,511

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common limited partner capital, units issued	24,412,427	24,412,427
Common limited partner capital, units outstanding	24,412,427	24,412,427
Subordinated limited partner capital, units issued	24,409,850	24,409,850
Subordinated limited partner capital, units outstanding	24,409,850	24,409,850
General partner interests, units issued	996,320	996,320
General partner interests, units outstanding	996,320	996,320

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Gathering services and other fees	$ 39,880	$ 31,918
Natural gas, NGLs and condensate sales and other	11,526	3,731
Amortization of favorable and unfavorable contracts	(280)	134
Total revenues	51,126	35,783
Costs and expenses:
Operation and maintenance	14,473	10,989
Cost of natural gas and NGLs	4,486	0
General and administrative	5,182	4,412
Transaction costs	8	193
Depreciation and amortization	11,850	8,290
Total costs and expenses	35,999	23,884
Other income	1	4
Interest expense	(1,880)	(695)
Affiliated interest expense	0	(3,482)
Income before income taxes	13,248	7,726
Income tax expense	(181)	(139)
Net income	13,067	7,587
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	$ 12,230
Earnings per common unit – basic (in dollars per unit)	$ 0.25
Earnings per common unit – diluted (in dollars per unit)	$ 0.25
Earnings per subordinated unit – basic and diluted (in dollars per unit)	$ 0.25
Weighted-average common units outstanding – basic (in units)	24,412,427
Weighted-average common units outstanding – diluted (in units)	24,455,603
Weighted-average subordinated units outstanding – basic and diluted (in units)	24,409,850
Cash distributions declared per common unit (in dollars per unit)	$ 0.41

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (USD $) In Thousands, unless otherwise specified	Total	SMLP units	Class B Units	SMP Holdings' equity in Bison Midstream	SMP Holdings' equity in Bison Midstream SMLP units	SMP Holdings' equity in Bison Midstream Class B Units	Membership interests	Membership interests SMLP units	Membership interests Class B Units	Limited partners, Common	Limited partners, Common SMLP units	Limited partners, Common Class B Units	Limited partners, Subordinated	Limited partners, Subordinated SMLP units	Limited partners, Subordinated Class B Units	General partner	General partner SMLP units	General partner Class B Units
Beginning balance at Dec. 31, 2011	$ 640,270						$ 640,270			$ 0			$ 0			$ 0
Members Interest Increase (Decrease) Abstract
Net income	7,587			0			7,587			0			0			0
Unit-based compensation			460			0			460			0			0			0
Ending balance at Mar. 31, 2012	648,317			0			648,317			0			0			0
Beginning balance at Dec. 31, 2012	819,247			0			0			418,856			380,169			20,222
Members Interest Increase (Decrease) Abstract
Net income	13,067			587			0			6,115			6,115			250
Unit-based compensation		327	13		0	0		0	0		327	13		0	0		0	0
Consolidation of Bison Midstream net assets	303,168			303,168
Cash advance from Bison Midstream to SMP Holdings	278			278
Distributions to unitholders ($0.41 per unit)	(20,425)			0			0			(10,009)			(10,008)			(408)
Ending balance at Mar. 31, 2013	$ 1,115,119			$ 303,477			$ 0			$ 415,302			$ 376,276			$ 20,064

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Parenthetical) (USD $)	3 Months Ended
Mar. 31, 2013
Statement of Partners' Capital [Abstract]
Cash distributions declared per common unit (in dollars per unit)	$ 0.41

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income	$ 13,067	$ 7,587
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	11,850	8,290
Amortization of favorable and unfavorable contracts	280	(134)
Amortization of deferred loan costs	435	233
Pay-in-kind interest on promissory notes payable to Sponsors	0	3,482
Unit-based compensation	340	460
Changes in operating assets and liabilities:
Accounts receivable	(985)	(3,521)
Due from affiliate	(1,938)	0
Other assets	382	571
Trade accounts payable	2,902	(1,671)
Change in deferred revenue	2,686	3,184
Ad valorem taxes payable	(3,710)	875
Other current liabilities	(1,830)	(2,751)
Other noncurrrent liabilities	(14)	0
Net cash provided by operating activities	23,465	16,605
Cash flows from investing activities:
Capital expenditures	(22,840)	(20,577)
Net cash used in investing activities	(22,840)	(20,577)
Cash flows from financing activities:
Distributions to unitholders	(20,425)	0
Borrowings under revolving credit facility	15,000	0
Cash advance from Bison Midstream to SMP Holdings	(278)	0
Initial public offering costs	0	(579)
Net cash used in financing activities	(5,703)	(579)
Net change in cash and cash equivalents	(5,078)	(4,551)
Cash and cash equivalents, beginning of period	7,895	15,462
Cash and cash equivalents, end of period	2,817	10,911
Supplemental Schedule of Investing and Financing Activities:
Cash interest paid	1,889	1,695
Capitalized interest	(493)	(1,321)
Interest paid (net of capitalized interest)	1,396	374
Cash paid for taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Capital expenditures in accounts payable (period end accruals)	5,207	5,629
Pay-in-kind interest on promissory notes payable to Sponsors	0	4,047
Unit-based compensation	$ 340	$ 460

ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS
ORGANIZATION AND BUSINESS OPERATIONS
Organization. Summit Midstream Partners, LP ("SMLP" or the "Partnership"), a Delaware limited partnership, was formed in May 2012 and began operations in October 2012 in connection with its initial public offering ("IPO") of common limited partner units. SMLP is a growth-oriented limited partnership focused on owning and operating midstream energy infrastructure assets that are strategically located in the core producing areas of unconventional resource basins, primarily shale formations, in North America.
Effective with the completion of its IPO on October 3, 2012, SMLP has a 100% ownership interest in Summit Midstream Holdings, LLC ("Summit Holdings") which has a 100% ownership interest in both DFW Midstream Services LLC ("DFW Midstream") and Grand River Gathering, LLC ("Grand River Gathering"). The effects of the IPO and related equity transfers occurring in October 2012 are reflected in SMLP's financial statements. For additional information, see Note 1 to the audited consolidated financial statements included in our annual report on Form 10-K for the year ended December 31, 2012 (the "2012 Annual Report").
On June 4, 2013, Summit Holdings acquired all of the membership interests of Bison Midstream, LLC ("Bison Midstream") from Summit Midstream Partners Holdings, LLC ("SMP Holdings"), a wholly owned direct subsidiary of Summit Midstream Partners, LLC ("Summit Investments") (the "Bison Drop Down"), and thereby acquired certain associated natural gas gathering pipeline, dehydration and compression assets in the Bakken Shale Play in Mountrail and Burke counties in North Dakota (the "Bison Gas Gathering system").
Prior to the Bison Drop Down, on February 15, 2013, Summit Investments acquired Bear Tracker Energy, LLC ("BTE") and subsequently contributed it to SMP Holdings. The Bison Gas Gathering system was carved out from BTE in connection with the Bison Drop Down. As such, it was deemed a transaction among entities under common control. For additional information, see Note 12.
Summit Investments is a Delaware limited liability company and the predecessor for accounting purposes (the "Predecessor") of SMLP. Summit Investments was formed and began operations in September 2009. Through August 2011, Summit Investments was wholly owned by Energy Capital Partners II, LLC and its parallel and co-investment funds (collectively, "Energy Capital Partners"). In August 2011, Energy Capital Partners sold an interest in Summit Investments to a subsidiary of GE Energy Financial Services, Inc. ("GE Energy Financial Services", and collectively with Energy Capital Partners, the "Sponsors"). In March 2013, Summit Investments contributed the ownership of its SMLP common and subordinated units along with its 2% general partner interest in SMLP to SMP Holdings in exchange for a continuing 100% interest in SMP Holdings.
SMLP is managed and operated by the board of directors and executive officers of Summit Midstream GP, LLC (the "general partner"). Summit Investments, as the ultimate owner of our general partner, has the right to appoint the entire board of directors of our general partner, including our independent directors. SMLP's operations are conducted through, and our operating assets are owned by, various operating subsidiaries. However, neither SMLP nor its subsidiaries has any employees. The general partner has the sole responsibility for providing the personnel necessary to conduct SMLP's operations, whether through directly hiring employees or by obtaining the services of personnel employed by others, including Summit Investments. All of the personnel that conduct SMLP's business are employed by the general partner and its affiliates, but these individuals are sometimes referred to as our employees.
References to the "Company," "we," or "our," when used for dates or periods ended on or after the IPO, refer collectively to SMLP and its subsidiaries. References to the "Company," "we," or "our," when used for dates or periods ended prior to the IPO, refer collectively to Summit Investments and its subsidiaries.
Business Operations. We provide natural gas gathering and compression services pursuant to long-term, primarily fee-based, natural gas gathering agreements with our customers. Our results are driven primarily by the volumes of natural gas that we gather and compress across our systems. We currently operate in three unconventional resource basins:

•	the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado;

•	the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and

•	the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota.
Our three operating subsidiaries are Grand River Gathering, DFW Midstream and Bison Midstream. All of our operating subsidiaries are midstream energy companies focused on the development, construction and operation of natural gas gathering systems.
Basis of Presentation and Principles of Consolidation. We prepare our unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These principles are established by the Financial Accounting Standards Board. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense, and disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
For the purposes of these unaudited condensed consolidated financial statements, SMLP's results of operations reflect the Partnership's operations subsequent to the IPO and the results of the Predecessor for the period prior to the IPO. The unaudited condensed consolidated financial statements also retrospectively reflect Bison Midstream's results of operations. Because the Bison Drop Down was executed between entities under common control, SMLP recognized the consolidation of Bison Midstream at SMP Holdings' historical cost which reflected SMP Holdings' recent fair value accounting for the acquisition of BTE. Additionally, due to the common control aspect, we accounted for the Bison Drop Down on an “as if pooled” basis for all periods in which common control existed. Common control began concurrent with the acquisition of BTE. See Note 12 for additional information. The unaudited condensed consolidated financial statements include the assets, liabilities, and results of operations of SMLP or the Predecessor and their respective wholly owned subsidiaries. All intercompany transactions among the consolidated entities have been eliminated. In our opinion, the accompanying unaudited condensed consolidated financial statements include all adjustments consisting of normal recurring accruals necessary for a fair presentation of the results of operations for the three months ended March 31, 2013 and 2012.
These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Partnership believes that the disclosures made are adequate to make the information not misleading. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our 2012 Annual Report. The results of operations for an interim period are not necessarily indicative of results expected for a full year.
We conduct our operations in the midstream sector with three operating segments. However, due to their similar characteristics and how we manage our business, we have aggregated these segments into a single reportable segment for disclosure purposes. The assets of our reportable operating segment consist of natural gas gathering systems and related plant and equipment. Our operating segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.
Reclassifications. Certain reclassifications have been made to prior-year amounts to conform to current-year presentation. These reclassifications had no impact on net income or total partners' capital or membership interests.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair Value of Financial Instruments. The carrying amount of cash and cash equivalents, accounts receivable, and accounts payable approximates fair value due to their short-term maturities.
Intangible Assets and Noncurrent Liability. Upon the acquisition of DFW Midstream, certain of our gas gathering contracts were deemed to have above-market pricing structures while another was deemed to have pricing that was below market. We have recognized the contracts that were above market at acquisition as favorable gas gathering contracts. We have recognized the contract that was deemed to be below market as a noncurrent liability. We amortize these intangibles on a units-of-production basis over the estimated useful life of the contract. We define useful life as the period over which the contract is expected to contribute directly or indirectly to our future cash flows. The related contracts have original terms ranging from 10 years to 20 years. We recognize the amortization expense associated with these intangible assets and liabilities in revenue.
For our other gas gathering contracts, we amortize contract intangible assets over the period of economic benefit based upon the expected revenues over the life of the contract. The useful life of these contracts ranges from 10 years to 25 years. We recognize the amortization expense associated with these intangible assets in depreciation and amortization expense.
We have right-of-way intangible assets associated with city easements and easements granted within existing rights-of-way. We amortize these intangible assets over the shorter of the contractual term of the rights-of-way or the estimated useful life of the gathering system. The contractual terms of the rights-of-way range from 20 years to 30 years. The estimated useful life of our gathering systems is 30 years. We recognize the amortization expense associated with these intangible assets in depreciation and amortization expense.
Revenue Recognition. We generate the majority of our revenue from the natural gas gathering services that we provide to our natural gas producer customers. We also generate revenue from our marketing of natural gas and natural gas liquids ("NGLs"). We realize revenues by receiving fees from our producer customers or by selling the residue natural gas and NGLs.
We recognize revenue earned from gathering services in gathering services and other fees revenue. We also earn revenue from the sale of physical natural gas purchased from our customers under percentage-of-proceeds arrangements. These revenues are recognized in natural gas, NGLs and condensate sales and other with corresponding expense recognition in cost of natural gas and NGLs. We sell the natural gas that we retain from our DFW Midstream customers to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate retained from our gathering services at Grand River Gathering. Revenues from the retainage of natural gas and condensate are recognized in natural gas, NGLs and condensate sales and other; the associated expense is included in operation and maintenance expense.
We recognize revenue when all of the following criteria are met: (i) persuasive evidence of an exchange arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) collectability is reasonably assured.
We obtain access to natural gas and provide services principally under contracts that contain one or both of the following arrangements:

•
Fee-based arrangements. Under fee-based arrangements, we receive a fee or fees for one or more of the following services: natural gas gathering, compressing, and treating. Fee-based arrangements include natural gas purchase arrangements pursuant to which we purchase natural gas at the wellhead, or other receipt points, at a settled price at the delivery point less a specified amount, generally the same as the fees we would otherwise charge for gathering of natural gas from the wellhead location to the delivery point. The margins earned are directly related to the volume of natural gas that flows through the system.

•
Percent-of-proceeds arrangements. Under percent-of-proceeds arrangements, we generally purchase natural gas from producers at the wellhead, or other receipt points, gather the wellhead natural gas through our gathering system, treat the natural gas, and sell the natural gas to a third party for processing. We then remit to our producers an agreed-upon percentage of the actual proceeds received from sales of the residue natural gas and NGLs. Certain of these arrangements may also result in returning all or a portion of the residue natural gas and/or the NGLs to the producer, in lieu of returning sales proceeds.

Many of our natural gas gathering agreements provide for a monthly or annual minimum volume commitment ("MVC") from certain of our customers. Under these monthly or annual MVCs, our customers agree to ship a minimum volume of natural gas on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contract month or year, as applicable, if its actual throughput volumes are less than its MVC for that month or year. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent periods to the extent that such customer's throughput volumes in subsequent periods exceed its MVC for that period. These contract provisions range from 12 months to nine years.
We record customer billings for obligations under their MVCs as deferred revenue when the customer has the right to utilize shortfall payments to offset gathering fees in subsequent periods. We recognize deferred revenue under these arrangements in revenue once all contingencies or potential performance obligations associated with the related volumes have either (i) been satisfied through the gathering of future excess volumes of natural gas, or (ii) expired (or lapsed) through the passage of time pursuant to the terms of the applicable natural gas gathering agreement. We classify deferred revenue as short term for arrangements where the expiration of a customer's right to utilize shortfall payments is twelve months or less. As of March 31, 2013, our customers have been billed $17.2 million of shortfall payments, of which $2.4 million was included in accounts receivable, attributable to arrangements that provide the customer the ability to offset gathering fees in the next one month to nine years to the extent that a customer's throughput volumes exceed its MVC.
Certain customers reimburse us for costs we incur on their behalf. We record costs incurred and reimbursed by our customers on a gross basis.
Unit-Based Compensation. For awards of unit-based compensation, we determine a grant date fair value and recognize the related compensation expense, adjusted for expected forfeitures, in the statement of operations over the vesting period of the respective awards. See Note 8 for additional information.
Income Taxes. We are not subject to federal and state income taxes, except as noted below, because we are structured as a partnership. As a result, our unitholders or members are individually responsible for paying federal and state income taxes on their share of our taxable income.
In general, legal entities that are chartered, organized or conducting business in the state of Texas are subject to the Revised Texas Franchise Tax (the "Texas Margin Tax"). The Texas Margin Tax has the characteristics of an income tax because it is determined by applying a tax rate to a tax base that considers both revenues and expenses. Our financial statements reflect provisions for these tax obligations.
Earnings Per Unit ("EPU"). We present earnings per limited partner unit data only for periods subsequent to the closing of SMLP’s IPO in October 2012. EPU for periods ended prior to the IPO have not been presented because Summit Investments' members held membership interests and not units.
We determine EPU by dividing the net income that is attributed, in accordance with the net income and loss allocation provisions of the partnership agreement, to the common and subordinated unitholders under the two-class method, after deducting the general partner's 2% interest in net income and any incentive distributions paid to the general partner, by the weighted-average number of common and subordinated units outstanding during the period from January 1, 2013 to March 31, 2013. Diluted earnings per limited partner unit reflects the potential dilution that could occur if securities or other agreements to issue common units, such as unit-based compensation, were exercised, settled or converted into common units. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted earnings per limited partner unit calculation, the impact is reflected by applying the treasury stock method.
Comprehensive Income. Comprehensive income is the same as net income for all periods presented.
Environmental Matters. We are subject to various federal, state and local laws and regulations relating to the protection of the environment. Although we believe that we are in material compliance with applicable environmental regulations, the risk of costs and liabilities are inherent in pipeline ownership and operation. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no such liabilities reflected in the accompanying financial statements at March 31, 2013 or December 31, 2012. However, we can provide no assurances that significant costs and liabilities will not be incurred by the Partnership in the future. We are currently not aware of any material contingent liabilities that exist with respect to environmental matters.
Other Significant Accounting Policies. For information on our other significant accounting policies, see Note 2 of the audited consolidated financial statements included in the 2012 Annual Report.
Recent Accounting Pronouncements. Accounting standard setters frequently issue new or revised accounting rules. We review new pronouncements to determine the impact, if any, on our financial statements. There are currently no recent pronouncements that have been issued that we believe will materially affect our financial statements.

PROPERTY, PLANT, AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
PROPERTY, PLANT, AND EQUIPMENT, NET
Details on property, plant, and equipment, net were as follows:

	Useful lives (In years)	March 31,	December 31,
		2013	2012
	(Dollars in thousands)
Gas gathering systems	30	$493,034	$427,449
Compressor stations and compression equipment	30	265,014	237,618
Construction in progress	n/a	55,161	45,919
Other	4-15	4,983	4,524
Total		818,192	715,510
Accumulated depreciation		(39,704)	(33,517)
Property, plant, and equipment, net		$778,488	$681,993

The increase in property, plant, and equipment primarily reflects the recognition of gas gathering system fixed assets acquired in connection with the Bison Drop Down.
Construction in progress is depreciated consistent with its applicable asset class once it is placed in service. Depreciation expense related to property, plant and equipment and capitalized interest were as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Depreciation expense	$6,187	$4,626
Capitalized interest	493	1,321

IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY
IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL
Identifiable Intangible Assets and Noncurrent Liability. Identifiable intangible assets and the noncurrent liability, which are subject to amortization, were as follows:

	March 31, 2013
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,809)	$19,386
Contract intangibles	16.9	402,447	(19,791)	382,656
Rights-of-way	28.5	46,824	(3,238)	43,586
Total amortizable intangible assets		$473,466	$(27,838)	$445,628

Unfavorable gas gathering contract	10.0	$10,962	$(3,834)	$7,128

	December 31, 2012
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,237)	$19,958
Contract intangibles	12.4	244,100	(14,504)	229,596
Rights-of-way	28.3	38,848	(2,862)	35,986
Total amortizable intangible assets		$307,143	$(21,603)	$285,540

Unfavorable gas gathering contract	10.0	$10,962	$(3,542)	$7,420

The increase in total amortizable intangible assets primarily reflects the recognition of gas gathering contracts and rights-of-way acquired in connection with the Bison Drop Down.
We recognized amortization expense as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Amortization expense – favorable gas gathering contracts	$572	$319
Amortization expense – contract intangibles	5,287	3,350
Amortization expense – rights-of-way	376	314
Amortization expense – unfavorable gas gathering contract	(292)	(453)

The estimated aggregate annual amortization of intangible assets and noncurrent liability expected to be recognized as of March 31, 2013 for the remainder of 2013 and each of the four succeeding fiscal years follows.

	Assets	Liabilities
	(In thousands)
2013	$25,845	$1,098
2014	36,280	1,549
2015	38,959	1,650
2016	39,086	1,571
2017	37,648	1,260

Goodwill. We recognized goodwill of $45.5 million in connection with the acquisition of Grand River Gathering in 2011 and allocated it to the Grand River Gathering reporting unit. We recognized goodwill of $54.2 million in connection with the Bison Drop Down and allocated it to the Bison Midstream reporting unit. The goodwill attributed to Bison Midstream represents its allocation of the goodwill that Summit Investments recognized in connection with its acquisition of BTE assets in February 2013. See Notes 1 and 12 for additional information. A rollforward of the consolidated balance of goodwill for the three months ended March 31, 2013 follows.

(Dollars in thousands)
Goodwill, beginning of period	$45,478
Goodwill recognized in connection with the Bison Drop Down	54,199
Goodwill, end of period	$99,677

We evaluate goodwill for impairment annually on September 30. We also evaluate goodwill whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There have been no impairments of goodwill.

REVOLVING CREDIT FACILITY	3 Months Ended
Mar. 31, 2013
REVOLVING CREDIT FACILITY [Abstract]
REVOLVING CREDIT FACILITY
REVOLVING CREDIT FACILITY
We have a senior secured revolving credit facility with total commitments of $550.0 million. The revolving credit facility is secured by the membership interests of Summit Holdings and its subsidiaries, and substantially all of the assets of Summit Holdings and its subsidiaries. It is guaranteed by Summit Holdings' subsidiaries. It allows for revolving loans, letters of credit and swingline loans. As of March 31, 2013, the outstanding balance of the revolving credit facility was $214.2 million. The revolving credit facility matures in May 2016.
Borrowings under the revolving credit facility bear interest at the London Interbank Offered Rate ("LIBOR") plus an applicable margin or a base rate, as defined in the credit agreement. At March 31, 2013, the applicable margin under LIBOR borrowings was 2.50%, the interest rate was 2.71% and the unused portion of the revolving credit facility totaled $335.8 million (subject to a commitment fee of 0.50%).
The revolving credit agreement contains affirmative and negative covenants customary for credit facilities of its size and nature that, among other things, limit or restrict the ability to (i) incur additional debt; (ii) make investments; (iii) engage in certain mergers, consolidations, acquisitions or sales of assets; (iv) enter into swap agreements and power purchase agreements; (v) enter into leases that would cumulatively obligate payments in excess of $30.0 million over any 12-month period; and (vi) prohibits the payment of distributions by Summit Holdings if a default then exists or would result therefrom, and otherwise limits the amount of distributions Summit Holdings can make. In addition, the revolving credit facility requires Summit Holdings to maintain a ratio of consolidated trailing 12-month earnings before interest, income taxes, depreciation and amortization ("EBITDA") to net interest expense of not less than 2.5 to 1.0 (as defined in the credit agreement) and a ratio of total indebtedness to consolidated trailing 12-month EBITDA of not more than 5.0 to 1.0, or not more than 5.5 to 1.0 for up to six months following certain acquisitions (as defined in the credit agreement). As of March 31, 2013, we were in compliance with the covenants in the revolving credit facility. There were no defaults during the three-month period ended March 31, 2013.
The revolving credit facility’s carrying value on the balance sheet is its fair value due to its floating rate.

PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS
PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS
Partners' Capital
SMLP was formed in May 2012. Prior to the closing of its IPO on October 3, 2012, SMLP had no outstanding common or subordinated units or operations.
The principal difference between our common units and subordinated units is that in any quarter during the subordination period, holders of the subordinated units are not entitled to receive any distribution of available cash until the common units have received the minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units will not accrue arrearages for unpaid quarterly distributions or quarterly distributions less than the minimum quarterly distribution. If we do not pay the minimum quarterly distribution on our common units, our common unitholders will not be entitled to receive such payments in the future except during the subordination period. To the extent we have available cash in any future quarter during the subordination period in excess of the amount necessary to pay the minimum quarterly distribution to holders of our common units, we will use this excess available cash to pay any distribution arrearages related to prior quarters before any cash distribution is made to holders of subordinated units. When the subordination period ends, all subordinated units will convert into common units on a one-for-one basis, and thereafter no common units will be entitled to arrearages.
The subordination period will end on the first business day after we have earned and paid at least (1) $1.60 (the minimum quarterly distribution on an annualized basis) on each outstanding common unit and subordinated unit and the corresponding distribution on the general partner's 2.0% interest for each of three consecutive, non-overlapping four-quarter periods ending on or after December 31, 2015 or (2) $2.40 (150.0% of the annualized minimum quarterly distribution) on each outstanding common unit and subordinated unit and the corresponding distributions on the general partner's 2.0% interest and the related distribution on the incentive distribution rights for the four-quarter period immediately preceding that date, in each case provided there are no arrearages on the common units at that time.
SMP Holdings' equity in Bison Midstream represents its position as of March 31, 2013, in the net assets of Bison Midstream that were later acquired by SMLP. The balance also reflects net income for Bison Midstream attributable to SMP Holdings for the period from February 16, 2013 to March 31, 2013. Although included in partners' capital as of March 31, 2013, net income attributable to Bison Midstream has been excluded from the calculation of earnings per unit for the three months ended March 31, 2013. For additional information, see Notes 1, 7 and 12.
Our partnership agreement requires that we distribute all of our available cash (as defined below) within 45 days after the end of each quarter to unitholders of record on the applicable record date. On January 23, 2013, the board of directors of our general partner declared a distribution of $0.41 per unit for the quarterly period ended December 31, 2012. The distribution, which totaled $20.4 million, was paid on February 14, 2013 to unitholders of record at the close of business on February 7, 2013.
On April 25, 2013, the board of directors of our general partner declared a distribution of $0.42 per unit for the quarterly period ended March 31, 2013. The distribution, which totaled $20.9 million, will be paid on May 15, 2013 to unitholders of record at the close of business on May 8, 2013.
Cash Distribution Policy
Our partnership agreement requires that we distribute all of our available cash quarterly. Our policy is to distribute to our unitholders an amount of cash each quarter that is equal to or greater than the minimum quarterly distribution stated in our partnership agreement.
Minimum Quarterly Distribution. Our partnership agreement generally requires that we make a minimum quarterly distribution to the holders of our common units and subordinated units of $0.40 per unit, or $1.60 on an annualized basis, to the extent we have sufficient cash from our operations after the establishment of cash reserves and the payment of costs and expenses, including reimbursements of expenses to our general partner. The amount of distributions paid under our policy and the decision to make any distribution is determined by our general partner, taking into consideration the terms of our partnership agreement.
Definition of Available Cash. Available cash generally means, for any quarter, all cash on hand at the end of that quarter:

•	less the amount of cash reserves established by our general partner at the date of determination of available cash for that quarter to:

•	provide for the proper conduct of our business (including reserves for our future capital expenditures and anticipated future debt service requirements);

•	comply with applicable law, any of our debt instruments or other agreements; or

•
provide funds for distributions to our unitholders and to our general partner for any one or more of the next four quarters (provided that our general partner may not establish cash reserves for distributions unless it determines that the establishment of reserves will not prevent us from distributing the minimum quarterly distribution on all common units and any cumulative arrearages on such common units for the current quarter);

•
plus, if our general partner so determines, all or any portion of the cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made subsequent to the end of such quarter.

General Partner Interest and Incentive Distribution Rights. Our general partner is entitled to 2.0% of all distributions that we make prior to our liquidation. Our general partner has the right, but not the obligation, to contribute a proportionate amount of capital to us to maintain its current general partner interest. Our general partner's initial 2.0% interest in our distributions will be reduced if we issue additional units in the future and our general partner does not contribute a proportionate amount of capital to us to maintain its 2.0% general partner interest.
Our general partner also currently holds incentive distribution rights that entitle it to receive increasing percentage allocations, up to a maximum of 50.0% (as set forth in the chart below), of the cash we distribute from operating surplus in excess of $0.46 per unit per quarter. The maximum distribution of 50.0% includes distributions paid to our general partner on its 2.0% general partner interest and assumes that our general partner maintains its general partner interest at 2.0%. The maximum distribution of 50.0% does not include any distributions that our general partner may receive on any common or subordinated units that it owns.
Percentage Allocations of Available Cash. The following table illustrates the percentage allocations of available cash between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth in the column Marginal Percentage Interest in Distributions are the percentage interests of our general partner and the unitholders in any available cash we distribute up to and including the corresponding amount in the column Total Quarterly Distribution Per Unit Target Amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for our general partner include its 2.0% general partner interest and assume that our general partner has contributed any additional capital necessary to maintain its 2.0% general partner interest, our general partner has not transferred its incentive distribution rights and that there are no arrearages on common units.

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General partner
Minimum quarterly distribution	$0.40	98.0%	2.0%
First target distribution	$0.40 up to $0.46	98.0%	2.0%
Second target distribution	above $0.46 up to $0.50	85.0%	15.0%
Third target distribution	above $0.50 up to $0.60	75.0%	25.0%
Thereafter	above $0.60	50.0%	50.0%

Membership Interests
Energy Capital Partners and GE Energy Financial Services hold membership interests in Summit Investments. Such membership interests give them the right to participate in distributions and to exercise the other rights or privileges available to each entity under Summit Investments' Amended and Restated Limited Liability Operating Agreement (the "Summit LLC Agreement"). In addition, certain members of Summit Investments’ management hold ownership interests in the form of Class B membership interests (the "SMP Net Profits Interests") through their ownership in Summit Midstream Management, LLC.
In accordance with the Summit LLC Agreement, capital accounts are maintained for Summit Investments’ members. The capital account provisions of the Summit LLC Agreement incorporate principles established for U.S. federal income tax purposes and as such are not comparable to the equity accounts reflected under GAAP in our consolidated financial statements.
The Summit LLC Agreement sets forth the calculation to be used in determining the amount and priority of cash distributions that its membership interest holders will receive. Capital contributions required under the Summit LLC Agreement are in proportion to the members' respective percentage ownership interests. The Summit LLC Agreement also contains provisions for the allocation of net earnings and losses to members. For purposes of maintaining partner capital accounts, the Summit LLC Agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interests.

EARNINGS PER UNIT	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER UNIT
EARNINGS PER UNIT
The following table presents details on EPU.

Three months ended March 31, 2013
(Dollars in thousands, except per-unit amounts)
Net income	$13,067
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	$12,230

Net income attributable to common units	$6,115

Weighted-average common units outstanding – basic	24,412,427
Earnings per common unit – basic	$0.25

Weighted-average common units outstanding – diluted	24,455,603
Earnings per common unit – diluted	$0.25

Net income attributable to subordinated units	$6,115

Weighted-average subordinated units outstanding – basic and diluted	24,409,850
Earnings per subordinated unit – basic and diluted	$0.25

The weighted-average number of units used to calculate diluted earnings per common limited partner unit includes the effect of 145,269 phantom units granted in March 2013 to certain key employees pursuant to the 2012 Long-Term Incentive Plan (the "LTIP") as well as an aggregate of 131,558 phantom and restricted units granted in 2012 (see Note 8).

UNIT-BASED COMPENSATION	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION
Long-Term Incentive Plan. The LTIP provides for equity awards to eligible officers, employees, consultants and directors of our general partner and its affiliates, thereby linking the recipients' compensation directly to SMLP’s performance. The LTIP is administered by our general partner's board of directors, though such administration function may be delegated to a committee appointed by the board. A total of 5.0 million common units was reserved for issuance pursuant to and in accordance with the LTIP. As of March 31, 2013, approximately 4.7 million common units remained available for future issuance.
The LTIP provides for the granting, from time to time, of unit-based awards, including common units, restricted units, phantom units, unit options, unit appreciation rights, distribution equivalent rights, profits interest units and other unit-based awards. Grants are made at the discretion of the board of directors or compensation committee of our general partner. The administrator of the LTIP may make grants under the LTIP that contain such terms, consistent with the LTIP, as the administrator may determine are appropriate, including vesting conditions. The administrator of the LTIP may, in its discretion, base vesting on the grantee's completion of a period of service or upon the achievement of specified financial objectives or other criteria or upon a change of control (as defined in the LTIP) or as otherwise described in an award agreement. Termination of employment prior to vesting will result in forfeiture of the awards, except in limited circumstances as described in the plan documents. Units that are canceled or forfeited will be available for delivery pursuant to other awards.
The following table presents phantom and restricted unit activity:

Three months ended March 31, 2013
Nonvested phantom and restricted units, beginning of period	131,558
Phantom units granted	145,269
Nonvested phantom and restricted units, end of period	276,827

In March 2013, the board of directors of our general partner granted 145,269 phantom units with distribution equivalent rights to certain key employees that provide services for us. A phantom unit is a notional unit that entitles the grantee to receive a common unit upon the vesting of the phantom unit or on a deferred basis upon specified future dates or events or, in the discretion of the administrator, cash equal to the fair market value of a common unit. Distribution equivalent rights for each phantom unit provide for a lump sum cash amount equal to the accrued distributions from the grant date to be paid in cash upon the vesting date. The phantom units granted in March 2013 vest ratably over a three-year period. Upon vesting, awards may be settled in cash and/or common units, at the discretion of the board of directors.
The grant date fair value of the phantom unit awards, based on a per-unit fair value of $25.99, was $3.8 million. Compensation expense related to the March 2013 awards recognized for the three months ended March 31, 2013 was approximately $0.1 million.
Upon vesting, management intends to settle all phantom unit awards with common units. As of March 31, 2013, the unrecognized non-cash compensation expense related to the phantom units granted in March 2013 was $3.7 million. Incremental non-cash compensation expense will be recorded over the remaining vesting period of 2.96 years. No forfeitures were assumed in the determination of estimated compensation expense due to a lack of history.
In October 2012, in connection with our IPO, the board of directors of our general partner granted 125,000 phantom units. Compensation expense related to the October 2012 awards recognized for the three months ended March 31, 2013 was approximately $0.2 million. As of March 31, 2013, the unrecognized non-cash compensation expense related to the phantom units granted in October 2012 was $2.1 million. Incremental non-cash compensation expense will be recorded over the remaining vesting period of 2.5 years. No forfeitures were assumed in the determination of estimated compensation expense due to a lack of history.
DFW Net Profits Interests. Class B membership interests in DFW Midstream (the "DFW Net Profits Interests") participate in distributions upon time vesting and the achievement of certain distribution targets to Class A members or higher priority vested DFW Net Profits Interests. The DFW Net Profits Interests are accounted for as compensatory awards. All grants vest ratably and provide for accelerated vesting in certain limited circumstances, including a qualifying termination following a change in control (as defined in the underlying award agreement and the DFW Midstream Amended and Restated Limited Liability Company Agreement and Contribution Agreement).
Information regarding the amount and grant date fair value of the vested and nonvested DFW Net Profits Interests was as follows:

	Three months ended March 31,
	2013		2012
	Percentage interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	0.038%	$1,650	1.750%	$306
Vested	0.006%	$1,650	0.275%	$277
Nonvested, end of period	0.031%	$1,650	1.475%	$311
Vested, end of period	4.100%	$243	2.925%	$260

We recognize non-cash compensation expense ratably over the respective award's vesting period. Non-cash compensation expense recognized in general and administrative expense related to the DFW Net Profits Interests was as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Non-cash compensation expense	$13	$153

As of March 31, 2013, the unrecognized non-cash compensation expense related to the DFW Net Profits Interests was $0.1 million. Beginning in October 2012 and continuing into April 2013, we entered into a series of exchange agreements with the seven holders of the then-outstanding DFW Net Profits Interests whereby we exchanged $12.2 million for their vested DFW Net Profits Interests and 7,393 SMLP restricted units for their unvested DFW Net Profits Interests. As a result of these exchange transactions, there were no remaining or outstanding DFW Net Profits Interests as of April 30, 2013.
SMP Net Profits Interests. SMP Net Profits Interests participate in distributions upon time vesting and the achievement of certain distribution targets to Class A members or higher priority vested SMP Net Profits Interests. The SMP Net Profits Interests are accounted for as compensatory awards. All grants vest ratably and provide for accelerated vesting in certain limited circumstances, including a qualifying termination following a change in control (as defined in the underlying award agreement and Summit LLC Agreement).
Information regarding the amount and grant-date fair value of the vested and nonvested SMP Net Profits Interests was as follows:

	Three months ended March 31,
	2012
	Percentage interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	3.958%	$1,003
Granted	0.500%	$1,780
Vested	0.318%	$965
Nonvested, end of period	4.141%	$1,010
Vested, end of period	2.215%	$712
We recognize non-cash compensation expense ratably over the respective award's vesting period. Non-cash compensation expense recognized in general and administrative expense related to the SMP Net Profits Interests was as follows:

Three months ended March 31, 2012
(In thousands)
Non-cash compensation expense	$307

The expense recognition of these awards is not reflected in SMLP's financial statements subsequent to the IPO because Summit Investments is not consolidated by SMLP.

CONCENTRATIONS OF RISK	3 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK
Financial instruments that potentially subject us to concentrations of credit risk consist of cash and accounts receivable. We maintain our cash in bank deposit accounts that, at times, may exceed federally insured limits. We have not experienced any losses in such accounts and do not believe we are exposed to any significant risk.
Accounts receivable are primarily from natural gas producers shipping natural gas. This industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that our customers may be similarly affected by changes in economic, industry or other conditions. We monitor the creditworthiness of our counterparties and generally require letters of credit for receivables from customers that are judged to have sub-standard credit, unless the credit risk can otherwise be mitigated.
Customers accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2013	2012
Revenue:
Customer A	23%	16%
Customer B	20%	31%
Customer C	*	18%
__________
* Customer did not exceed 10%.
Customers accounting for more than 10% of total accounts receivable were as follows:

	March 31,	December 31,
	2013	2012
Accounts receivable:
Customer A	25%	24%
Customer B	30%	38%
Customer C	*	*
__________
* Customer did not exceed 10%.

RELATED-PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS
Recent Acquisition. See Notes 1 and 12 for disclosure of the purchase of Bison Midstream from SMP Holdings.
General and Administrative Expense Allocation. Our general partner and its affiliates do not receive any management fee or other compensation in connection with the management of our business, but will be reimbursed for expenses incurred on our behalf. Under our partnership agreement, we reimburse our general partner and its affiliates for certain expenses incurred on our behalf, including, without limitation, salary, bonus, incentive compensation and other amounts paid to our general partner's employees and executive officers who perform services necessary to run our business. In addition, we reimburse our general partner for compensation, travel and entertainment expenses for the directors serving on the board of directors of our general partner and the cost of director and officer liability insurance. Our partnership agreement provides that our general partner will determine in good faith the expenses that are allocable to us. During the three months ended March 31, 2013, we incurred approximately $1.2 million of expenses that were allocated to us by the general partner under our partnership agreement. As of March 31, 2013, we had a $2.7 million receivable from our general partner for expenses that we paid that were not allocated to the Partnership.
Electricity Management Services Agreement. We entered into a consulting arrangement with Equipower Resources Corp. to assist with managing DFW Midstream's electricity price risk. Equipower Resources Corp. is an affiliate of our Sponsor, Energy Capital Partners. Amounts paid for such services were as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Payments for electricity management consulting services	$55	$44

COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Operating Leases. We lease various office space to support our operations and have determined that our leases are operating leases. Total rent expense related to operating leases, which is recognized in general and administrative expenses, was as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total rent expense	$227	$137

Legal Proceedings. Although we may, from time to time, be involved in litigation and claims arising out of our operations in the normal course of business, except as described below, we are not currently a party to any significant legal or governmental proceedings.  In addition, we are not aware of any significant legal or governmental proceedings contemplated to be brought against us, under the various environmental protection statutes to which we are subject.
In August 2012, four former DFW Midstream employees (the "Plaintiffs") who, by virtue of their Class B membership in DFW Midstream Management LLC ("DFW Management"), collectively owned an aggregate 4.1% vested net profits interests in DFW Midstream, filed a claim in the Court of Chancery of the State of Delaware against Summit Investments, Summit Holdings, DFW Midstream and DFW Management (collectively, the "Defendants") seeking dissolution and wind-up of DFW Midstream and DFW Management or, in the alternative, a repurchase of the Plaintiffs' net profits interests. The Plaintiffs also sought other unspecified monetary damages, including attorneys' fees and costs. The complaint alleged that the Defendants breached (i) the DFW Midstream limited liability company agreement; (ii) compensatory arrangements with each Plaintiff; (iii) the implied covenant of good faith and fair dealing; and (iv) in the case of Summit Investments and Summit Holdings, their alleged fiduciary duties to the Plaintiffs. The complaint further alleged that the Defendants acted fraudulently with respect to the Plaintiffs. In September 2012, the Defendants filed a motion to dismiss all of Plaintiffs’ claims in this matter.  The court heard oral arguments on the motion to dismiss in December 2012, and Defendants' motion to dismiss was granted in March 2013. The Plaintiffs filed a notice of appeal to the Supreme Court of Delaware on April 24, 2013. On April 30, 2013, the Plaintiffs voluntarily dismissed their appeal.

ACQUISITIONS (Notes)	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
Bison Gas Gathering System. On February 15, 2013, Summit Investments acquired BTE and subsequently contributed it to SMP Holdings. On June 4, 2013, SMP Holdings entered into a purchase and sale agreement with SMLP whereby SMLP acquired the Bison Gas Gathering system. The Bison Gas Gathering system was carved out from BTE and primarily gathers natural gas production from Mountrail and Burke counties in North Dakota under long-term contracts ranging from five years to 15 years. For additional information, see Note 1.
Summit Investments accounted for its purchase of BTE (the "BTE Transaction") under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible and intangible assets acquired and liabilities assumed were recorded based on their fair values as of February 15, 2013. The amortizable intangible assets that were acquired are composed of gas gathering agreement contract values and right-of-way easements. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the various systems.
Because the Bison Drop Down was executed between entities under common control, SMLP recognized the acquisition of the Bison Gas Gathering system at historical cost which reflected Summit Investments' recent fair value accounting for the BTE Transaction. Furthermore, due to the common control aspect, the Bison Drop Down was accounted for by SMLP on an “as if pooled” basis for all periods in which common control existed. Common control began on February 15, 2013 concurrent with Summit Investments' acquisition of BTE.
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows:

	(In thousands)
Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

We believe that the goodwill recorded represents the incremental value of future cash flow potential attributed to estimated future gathering services within the Williston Basin.
The Bison Drop Down closed on June 4, 2013. The total acquisition purchase price of $248.9 million was funded with $200.0 million of borrowings under SMLP’s revolving credit facility and the issuance of $47.9 million of SMLP common units to SMP Holdings and $1.0 million of general partner interests to SMLP’s general partner. SMP Holdings had a net investment in the Bison Gas Gathering system of $303.2 million.
As noted above, SMLP's acquisition of the Bison Gas Gathering system was a transaction between commonly controlled entities which required that SMLP account for the acquisition in a manner similar to a pooling of interests. As a result, the historical financial statements of the Partnership and the Bison Gas Gathering system have been combined to reflect the historical operations, financial position and cash flows from the date common control began in February 2013. Revenues and net income for the previously separate entities and the combined amounts for the three months ended March 31, 2013, as presented in these unaudited condensed consolidated financial statements follow.

Three months ended March 31, 2013
(In thousands)
SMLP revenues	$43,595
Bison Gas Gathering system revenues	7,531
Combined revenues	$51,126

SMLP net income	$12,480
Bison Gas Gathering system net income	587
Combined net income	$13,067
See Note 1 for additional information.
Unaudited Pro Forma Financial Information. The following unaudited pro forma financial information assumes that the Bison Drop Down occurred on January 1, 2012. The pro forma results for Bison Midstream were derived from revenues and net income in 2013 and 2012. The pro forma adjustments also reflect the impact of $200.0 million of incremental borrowings on our revolving credit facility and incremental depreciation and amortization expense associated with the acquired property, plant and equipment and contract intangibles as a result of the application of fair value accounting. Pro forma net income for the three months ended March 31, 2013 has been adjusted to remove the impact of $8,000 of nonrecurring transaction costs incurred during the three months ended March 31, 2013. Pro forma EPU also reflects consideration of 1,553,849 common units paid to SMP Holdings and 31,711 general partner units paid to the general partner to fund the Bison Drop Down in June 2013 as though those units were issued and outstanding since October 2012, concurrent with SMLP's IPO.

	Three months ended March 31,
	2013	2012
	(In thousands, except per-unit amounts)
Total Bison Midstream revenues included in consolidated revenues	$7,531	$—
Total Bison Midstream net income (loss) included in consolidated net income	587	—

Pro forma total revenues	$59,155	$42,596
Pro forma net income	11,853	4,294

Pro forma common EPU - basic and diluted	$0.24
Pro forma subordinated EPU - basic and diluted	0.24

The unaudited pro forma financial information presented above is not necessarily indicative of what our financial position or results of operations would have been if the Bison Drop Down had occurred on January 1, 2012, or what SMLP’s financial position or results of operations will be for any future periods.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation. We prepare our unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These principles are established by the Financial Accounting Standards Board. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense, and disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
For the purposes of these unaudited condensed consolidated financial statements, SMLP's results of operations reflect the Partnership's operations subsequent to the IPO and the results of the Predecessor for the period prior to the IPO. The unaudited condensed consolidated financial statements also retrospectively reflect Bison Midstream's results of operations. Because the Bison Drop Down was executed between entities under common control, SMLP recognized the consolidation of Bison Midstream at SMP Holdings' historical cost which reflected SMP Holdings' recent fair value accounting for the acquisition of BTE. Additionally, due to the common control aspect, we accounted for the Bison Drop Down on an “as if pooled” basis for all periods in which common control existed. Common control began concurrent with the acquisition of BTE. See Note 12 for additional information. The unaudited condensed consolidated financial statements include the assets, liabilities, and results of operations of SMLP or the Predecessor and their respective wholly owned subsidiaries. All intercompany transactions among the consolidated entities have been eliminated. In our opinion, the accompanying unaudited condensed consolidated financial statements include all adjustments consisting of normal recurring accruals necessary for a fair presentation of the results of operations for the three months ended March 31, 2013 and 2012.
These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Partnership believes that the disclosures made are adequate to make the information not misleading. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our 2012 Annual Report. The results of operations for an interim period are not necessarily indicative of results expected for a full year.
We conduct our operations in the midstream sector with three operating segments. However, due to their similar characteristics and how we manage our business, we have aggregated these segments into a single reportable segment for disclosure purposes. The assets of our reportable operating segment consist of natural gas gathering systems and related plant and equipment.

Reclassification
Reclassifications. Certain reclassifications have been made to prior-year amounts to conform to current-year presentation. These reclassifications had no impact on net income or total partners' capital or membership interests.

Fair Value of Financial Instruments	Fair Value of Financial Instruments. The carrying amount of cash and cash equivalents, accounts receivable, and accounts payable approximates fair value due to their short-term maturities.
Revenue Recognition
Revenue Recognition. We generate the majority of our revenue from the natural gas gathering services that we provide to our natural gas producer customers. We also generate revenue from our marketing of natural gas and natural gas liquids ("NGLs"). We realize revenues by receiving fees from our producer customers or by selling the residue natural gas and NGLs.
We recognize revenue earned from gathering services in gathering services and other fees revenue. We also earn revenue from the sale of physical natural gas purchased from our customers under percentage-of-proceeds arrangements. These revenues are recognized in natural gas, NGLs and condensate sales and other with corresponding expense recognition in cost of natural gas and NGLs. We sell the natural gas that we retain from our DFW Midstream customers to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate retained from our gathering services at Grand River Gathering. Revenues from the retainage of natural gas and condensate are recognized in natural gas, NGLs and condensate sales and other; the associated expense is included in operation and maintenance expense.
We recognize revenue when all of the following criteria are met: (i) persuasive evidence of an exchange arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) collectability is reasonably assured.
We obtain access to natural gas and provide services principally under contracts that contain one or both of the following arrangements:

•
Fee-based arrangements. Under fee-based arrangements, we receive a fee or fees for one or more of the following services: natural gas gathering, compressing, and treating. Fee-based arrangements include natural gas purchase arrangements pursuant to which we purchase natural gas at the wellhead, or other receipt points, at a settled price at the delivery point less a specified amount, generally the same as the fees we would otherwise charge for gathering of natural gas from the wellhead location to the delivery point. The margins earned are directly related to the volume of natural gas that flows through the system.

•
Percent-of-proceeds arrangements. Under percent-of-proceeds arrangements, we generally purchase natural gas from producers at the wellhead, or other receipt points, gather the wellhead natural gas through our gathering system, treat the natural gas, and sell the natural gas to a third party for processing. We then remit to our producers an agreed-upon percentage of the actual proceeds received from sales of the residue natural gas and NGLs. Certain of these arrangements may also result in returning all or a portion of the residue natural gas and/or the NGLs to the producer, in lieu of returning sales proceeds.

Many of our natural gas gathering agreements provide for a monthly or annual minimum volume commitment ("MVC") from certain of our customers. Under these monthly or annual MVCs, our customers agree to ship a minimum volume of natural gas on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contract month or year, as applicable, if its actual throughput volumes are less than its MVC for that month or year. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent periods to the extent that such customer's throughput volumes in subsequent periods exceed its MVC for that period. These contract provisions range from 12 months to nine years.
We record customer billings for obligations under their MVCs as deferred revenue when the customer has the right to utilize shortfall payments to offset gathering fees in subsequent periods. We recognize deferred revenue under these arrangements in revenue once all contingencies or potential performance obligations associated with the related volumes have either (i) been satisfied through the gathering of future excess volumes of natural gas, or (ii) expired (or lapsed) through the passage of time pursuant to the terms of the applicable natural gas gathering agreement. We classify deferred revenue as short term for arrangements where the expiration of a customer's right to utilize shortfall payments is twelve months or less. As of March 31, 2013, our customers have been billed $17.2 million of shortfall payments, of which $2.4 million was included in accounts receivable, attributable to arrangements that provide the customer the ability to offset gathering fees in the next one month to nine years to the extent that a customer's throughput volumes exceed its MVC.

Unit Based Compensation
Unit-Based Compensation. For awards of unit-based compensation, we determine a grant date fair value and recognize the related compensation expense, adjusted for expected forfeitures, in the statement of operations over the vesting period of the respective awards. See Note 8 for additional information.

Income Taxes
Income Taxes. We are not subject to federal and state income taxes, except as noted below, because we are structured as a partnership. As a result, our unitholders or members are individually responsible for paying federal and state income taxes on their share of our taxable income.
In general, legal entities that are chartered, organized or conducting business in the state of Texas are subject to the Revised Texas Franchise Tax (the "Texas Margin Tax"). The Texas Margin Tax has the characteristics of an income tax because it is determined by applying a tax rate to a tax base that considers both revenues and expenses. Our financial statements reflect provisions for these tax obligations.

Earnings per Unit
Earnings Per Unit ("EPU"). We present earnings per limited partner unit data only for periods subsequent to the closing of SMLP’s IPO in October 2012. EPU for periods ended prior to the IPO have not been presented because Summit Investments' members held membership interests and not units.
We determine EPU by dividing the net income that is attributed, in accordance with the net income and loss allocation provisions of the partnership agreement, to the common and subordinated unitholders under the two-class method, after deducting the general partner's 2% interest in net income and any incentive distributions paid to the general partner, by the weighted-average number of common and subordinated units outstanding during the period from January 1, 2013 to March 31, 2013. Diluted earnings per limited partner unit reflects the potential dilution that could occur if securities or other agreements to issue common units, such as unit-based compensation, were exercised, settled or converted into common units. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted earnings per limited partner unit calculation, the impact is reflected by applying the treasury stock method.

Comprehensive Income	Comprehensive Income. Comprehensive income is the same as net income for all periods presented.
Environmental Matters
Environmental Matters. We are subject to various federal, state and local laws and regulations relating to the protection of the environment. Although we believe that we are in material compliance with applicable environmental regulations, the risk of costs and liabilities are inherent in pipeline ownership and operation. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no such liabilities reflected in the accompanying financial statements at March 31, 2013 or December 31, 2012. However, we can provide no assurances that significant costs and liabilities will not be incurred by the Partnership in the future. We are currently not aware of any material contingent liabilities that exist with respect to environmental matters.

Recent Accounting Pronouncements
Recent Accounting Pronouncements. Accounting standard setters frequently issue new or revised accounting rules. We review new pronouncements to determine the impact, if any, on our financial statements. There are currently no recent pronouncements that have been issued that we believe will materially affect our financial statements.

PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment, net
Details on property, plant, and equipment, net were as follows:

	Useful lives (In years)	March 31,	December 31,
		2013	2012
	(Dollars in thousands)
Gas gathering systems	30	$493,034	$427,449
Compressor stations and compression equipment	30	265,014	237,618
Construction in progress	n/a	55,161	45,919
Other	4-15	4,983	4,524
Total		818,192	715,510
Accumulated depreciation		(39,704)	(33,517)
Property, plant, and equipment, net		$778,488	$681,993

Schedule of depreciation expense related to property, plant and equipment and capitalized interest
Depreciation expense related to property, plant and equipment and capitalized interest were as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Depreciation expense	$6,187	$4,626
Capitalized interest	493	1,321

IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets and a noncurrent liability, which are subject to amortization
Identifiable intangible assets and the noncurrent liability, which are subject to amortization, were as follows:

	March 31, 2013
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,809)	$19,386
Contract intangibles	16.9	402,447	(19,791)	382,656
Rights-of-way	28.5	46,824	(3,238)	43,586
Total amortizable intangible assets		$473,466	$(27,838)	$445,628

Unfavorable gas gathering contract	10.0	$10,962	$(3,834)	$7,128

	December 31, 2012
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,237)	$19,958
Contract intangibles	12.4	244,100	(14,504)	229,596
Rights-of-way	28.3	38,848	(2,862)	35,986
Total amortizable intangible assets		$307,143	$(21,603)	$285,540

Unfavorable gas gathering contract	10.0	$10,962	$(3,542)	$7,420

Schedule of recognized amortization expense within the statements of operations
We recognized amortization expense as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Amortization expense – favorable gas gathering contracts	$572	$319
Amortization expense – contract intangibles	5,287	3,350
Amortization expense – rights-of-way	376	314
Amortization expense – unfavorable gas gathering contract	(292)	(453)

Schedule of estimated aggregate amortization of intangible assets and the noncurrent liability for each of the five succeeding fiscal years
The estimated aggregate annual amortization of intangible assets and noncurrent liability expected to be recognized as of March 31, 2013 for the remainder of 2013 and each of the four succeeding fiscal years follows.

	Assets	Liabilities
	(In thousands)
2013	$25,845	$1,098
2014	36,280	1,549
2015	38,959	1,650
2016	39,086	1,571
2017	37,648	1,260

Schedule of Goodwill
A rollforward of the consolidated balance of goodwill for the three months ended March 31, 2013 follows.

(Dollars in thousands)
Goodwill, beginning of period	$45,478
Goodwill recognized in connection with the Bison Drop Down	54,199
Goodwill, end of period	$99,677

PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Tables)	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Schedule of partnership target distributions

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General partner
Minimum quarterly distribution	$0.40	98.0%	2.0%
First target distribution	$0.40 up to $0.46	98.0%	2.0%
Second target distribution	above $0.46 up to $0.50	85.0%	15.0%
Third target distribution	above $0.50 up to $0.60	75.0%	25.0%
Thereafter	above $0.60	50.0%	50.0%

EARNINGS PER UNIT (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of earnings per Unit
The following table presents details on EPU.

Three months ended March 31, 2013
(Dollars in thousands, except per-unit amounts)
Net income	$13,067
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	$12,230

Net income attributable to common units	$6,115

Weighted-average common units outstanding – basic	24,412,427
Earnings per common unit – basic	$0.25

Weighted-average common units outstanding – diluted	24,455,603
Earnings per common unit – diluted	$0.25

Net income attributable to subordinated units	$6,115

Weighted-average subordinated units outstanding – basic and diluted	24,409,850
Earnings per subordinated unit – basic and diluted	$0.25

UNIT-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2013
Phantom and restricted units
MEMBERSHIP INTERESTS
Schedule of activity
The following table presents phantom and restricted unit activity:

Three months ended March 31, 2013
Nonvested phantom and restricted units, beginning of period	131,558
Phantom units granted	145,269
Nonvested phantom and restricted units, end of period	276,827

DFW Net Profits Interests
MEMBERSHIP INTERESTS
Schedule of activity
Information regarding the amount and grant date fair value of the vested and nonvested DFW Net Profits Interests was as follows:

	Three months ended March 31,
	2013		2012
	Percentage interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	0.038%	$1,650	1.750%	$306
Vested	0.006%	$1,650	0.275%	$277
Nonvested, end of period	0.031%	$1,650	1.475%	$311
Vested, end of period	4.100%	$243	2.925%	$260

Schedule of non-cash compensation expense recognized in general and administrative expense
Non-cash compensation expense recognized in general and administrative expense related to the DFW Net Profits Interests was as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Non-cash compensation expense	$13	$153

SMP Net Profits Interests
MEMBERSHIP INTERESTS
Schedule of activity
Information regarding the amount and grant-date fair value of the vested and nonvested SMP Net Profits Interests was as follows:

	Three months ended March 31,
	2012
	Percentage interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	3.958%	$1,003
Granted	0.500%	$1,780
Vested	0.318%	$965
Nonvested, end of period	4.141%	$1,010
Vested, end of period	2.215%	$712

Schedule of non-cash compensation expense recognized in general and administrative expense
Non-cash compensation expense recognized in general and administrative expense related to the SMP Net Profits Interests was as follows:

Three months ended March 31, 2012
(In thousands)
Non-cash compensation expense	$307

CONCENTRATIONS OF RISK (Tables)	3 Months Ended
Mar. 31, 2013
Revenue | Customer concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues
Customers accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2013	2012
Revenue:
Customer A	23%	16%
Customer B	20%	31%
Customer C	*	18%
__________
* Customer did not exceed 10%.

Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues
Customers accounting for more than 10% of total accounts receivable were as follows:

	March 31,	December 31,
	2013	2012
Accounts receivable:
Customer A	25%	24%
Customer B	30%	38%
Customer C	*	*
__________
* Customer did not exceed 10%.

RELATED-PARTY TRANSACTIONS (Tables) (Equipower)	3 Months Ended
Mar. 31, 2013
Equipower
RELATED-PARTY TRANSACTIONS
Schedule of amounts paid to related party for electricity management consulting services	Amounts paid for such services were as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Payments for electricity management consulting services	$55	$44

COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of total rent expense related to operating leases
Total rent expense related to operating leases, which is recognized in general and administrative expenses, was as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total rent expense	$227	$137

ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows:

	(In thousands)
Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

Schedule of Revenue and Net Income Disclosures
Revenues and net income for the previously separate entities and the combined amounts for the three months ended March 31, 2013, as presented in these unaudited condensed consolidated financial statements follow.

Three months ended March 31, 2013
(In thousands)
SMLP revenues	$43,595
Bison Gas Gathering system revenues	7,531
Combined revenues	$51,126

SMLP net income	$12,480
Bison Gas Gathering system net income	587
Combined net income	$13,067
See Note 1 for additional information.

Business Acquisition, Pro Forma Information

	Three months ended March 31,
	2013	2012
	(In thousands, except per-unit amounts)
Total Bison Midstream revenues included in consolidated revenues	$7,531	$—
Total Bison Midstream net income (loss) included in consolidated net income	587	—

Pro forma total revenues	$59,155	$42,596
Pro forma net income	11,853	4,294

Pro forma common EPU - basic and diluted	$0.24
Pro forma subordinated EPU - basic and diluted	0.24

ORGANIZATION AND BUSINESS OPERATIONS (Details)	3 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2013 basin subsidiary	Oct. 03, 2012 Holdings	Oct. 03, 2012 DFW Midstream	Mar. 31, 2013 Summit Midstream Partners Holdings, LLC	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner
ORGANIZATION AND BUSINESS OPERATIONS
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%	100.00%
General partner interest (as a percent)					2.00%	2.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				100.00%
Number of unconventional resource basins	3
Number of operating subsidiaries	3

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Favorable gas gathering contract
Finite-Lived Intangible Assets [Line Items]
Useful lives	18 years 8 months 12 days	18 years 8 months 12 days
Favorable gas gathering contract | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Favorable gas gathering contract | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	25 years
Favorable gas gathering contract | DFW Midstream | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Favorable gas gathering contract | DFW Midstream | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives	28 years 6 months 0 days	28 years 3 months 18 days
Rights-of-way | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives	20 years
Rights-of-way | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives	30 years
Gathering systems
Finite-Lived Intangible Assets [Line Items]
Useful lives	30 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Significant Accounting Policies [Line Items]
Shortfall payments billed	$ 17.2
Shortfall payments billed and included in accounts receivable	$ 2.4
Minimum
Significant Accounting Policies [Line Items]
Period to utilize shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	12 months
Period to utilize the current portion of shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	1 month
Maximum
Significant Accounting Policies [Line Items]
Period to utilize shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	9 years
Period to utilize the current portion of shortfall payments to offset gathering fees to the extent that customer's throughput volumes exceed its MVC	9 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (General partner)	0 Months Ended	1 Months Ended
	Oct. 03, 2012	Mar. 31, 2013
General partner
Significant Accounting Policies [Line Items]
General partner interest (as a percent)	2.00%	2.00%

PROPERTY, PLANT, AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	$ 818,192		$ 715,510
Less accumulated depreciation	(39,704)		(33,517)
Property, plant, and equipment, net	778,488		681,993
Depreciation expense	6,187	4,626
Capitalized interest	493	1,321
Gas gathering system
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	30 years
Gross	493,034		427,449
Compressor stations and compression equipment
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	30 years
Gross	265,014		237,618
Construction in progress
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	55,161		45,919
Other
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	$ 4,983		$ 4,524
Other | Minimum
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	4 years
Other | Maximum
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	15 years

IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Favorable gas gathering contract	Mar. 31, 2012 Favorable gas gathering contract	Dec. 31, 2012 Favorable gas gathering contract	Mar. 31, 2013 Contract intangibles	Mar. 31, 2012 Contract intangibles	Dec. 31, 2012 Contract intangibles	Mar. 31, 2013 Rights-of-way	Mar. 31, 2012 Rights-of-way	Dec. 31, 2012 Rights-of-way	Dec. 31, 2011 Grand River Gathering, LLC	Mar. 31, 2013 Bison Midstream	Feb. 15, 2013 Bison Midstream
Finite-Lived Intangible Assets [Line Items]
Useful lives				18 years 8 months 12 days	18 years 8 months 12 days		16 years 10 months 24 days	12 years 4 months 24 days		28 years 6 months 0 days	28 years 3 months 18 days
Gross carrying amount	$ 473,466		$ 307,143	$ 24,195		$ 24,195	$ 402,447		$ 244,100	$ 46,824		$ 38,848
Accumulated amortization	(27,838)		(21,603)	(4,809)		(4,237)	(19,791)		(14,504)	(3,238)		(2,862)
Total intangible assets, net	445,628		285,540	19,386		19,958	382,656		229,596	43,586		35,986
Noncurrent liability
Unfavorable gas gathering contract, useful lives	10 years	10 years
Unfavorable contract, Gross Carrying Amount	10,962		10,962
Unfavorable gas gathering contract, Accumulated Amortization	(3,834)		(3,542)
Unfavorable gas gathering contract, Net	7,128		7,420
Amortization expense
Amortization expense				572	319		5,287	3,350		376	314
Amortization expense - unfavorable contract	(292)	(453)
Assets
2013	25,845
2014	36,280
2015	38,959
2016	39,086
2017	37,648
Liabilities
2013	1,098
2014	1,549
2015	1,650
2016	1,571
2017	1,260
Goodwill [Roll Forward]
Goodwill, beginning of period	45,478												45,500	54,200	54,199
Goodwill recognized in connection with the Bison Drop Down	54,199
Goodwill, end of period	$ 99,677												$ 45,500	$ 54,200	$ 54,199

REVOLVING CREDIT FACILITY (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Revolving credit facility	Mar. 31, 2013 Revolving credit facility Holdings	Mar. 31, 2013 Revolving credit facility Holdings Maximum	Mar. 31, 2013 Revolving credit facility Holdings Minimum	May 31, 2012 Senior Secured Debt Revolving credit facility
REVOLVING CREDIT FACILITY
Senior secured revolving credit facility, total commitments							$ 550,000,000
Revolving credit facility	214,230,000	199,230,000
Variable rate basis				LIBOR
Applicable margin (as a percent)				2.50%
Weighted-average interest rate (as a percent)				2.71%
Unused portion under the facility				335,800,000
Commitment fee on unused portion of the facility (as a percent)				0.50%
Cumulative lease payment obligations allowable under terms of covenants					30,000,000
Period that cumulative lease payment obligations may not exceed specified amount under terms of covenants				12 months
Trailing period used in calculating the ratio of EBITDA to net interest expense				12 months
Ratio of consolidated EBITDA to net interest expense						2.5
Trailing period used in calculating the ratio of total indebtedness to consolidated EBITDA				12 months
Ratio of total indebtedness to consolidated EBITDA					5
Ratio of total indebtedness to consolidated EBITDA, for a specified period following certain acquisitions					5.5
Period following certain acquisitions, for which higher ratio of total indebtedness to consolidated EBITDA is to be maintained					6 months
Defaults on revolving credit facility			$ 0

PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Details) (USD $)	0 Months Ended		3 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended
	Feb. 14, 2013	Jan. 23, 2013	Mar. 31, 2013	Mar. 31, 2012	Apr. 25, 2013 Subsequent Event	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner	Mar. 31, 2013 Condition one	Mar. 31, 2013 Condition one General partner	Mar. 31, 2013 Condition two	Mar. 31, 2013 Condition two General partner	Mar. 31, 2013 Subordinated units
Schedule of Partners' Capital [Line Items]
Common unit per subordinated unit upon conversion at end of subordination period (in shares)												1
Minimum quarterly distribution (in dollars per share)								$ 1.6		$ 2.4
General partner interest (as a percent)						2.00%	2.00%		2.00%		2.00%
Term for condition to be met to end subordination period								3 years
Percent of minimum distribution										150.00%
Maximum period following end of quarter to distribute all available cash			45 days
Distributions declared (in dollars per share)		$ 0.41			$ 0.42
Distributions paid (in dollars)	$ 20,400,000		$ 20,425,000	$ 0
Distributions payable to unitholders					$ 20,900,000

PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		3 Months Ended
	Feb. 14, 2013	Jan. 23, 2013	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Partnership Units [Line Items]
Distributions declared (in dollars per share)		$ 0.41
Distributions paid (in dollars)	$ 20,400		$ 20,425	$ 0
Minimum quarterly distributions (in dollars per share)			$ 0.4
Minimum annual distributions (in dollars per share)			$ 1.6

PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Details 3) (USD $)	3 Months Ended
Mar. 31, 2013
Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.4
Thereafter
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.6
Minimum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.4
Minimum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.46
Minimum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.5
Maximum | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.46
Maximum | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.5
Maximum | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Partners' Capital, Target Distribution Per Unit	$ 0.6
Unitholders | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	98.00%
Unitholders | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	85.00%
Unitholders | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	75.00%
Unitholders | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%
General partner
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
Quarterly distributions per unit, incentive threshold	$ 0.46
General partner | Minimum quarterly distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General partner | First target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	2.00%
General partner | Second target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	15.00%
General partner | Third target distribution
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	25.00%
General partner | Thereafter
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions	50.00%
General partner | Maximum
Schedule of Partnership Target Distributions [Line Items]
Percentage interest in distributions in excess of incentive threshold	50.00%

EARNINGS PER UNIT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 13,067	$ 7,587
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	12,230
Weighted-average common units outstanding – basic (in units)	24,412,427
Earnings per common unit – basic (in dollars per unit)	$ 0.25
Weighted-average common units outstanding – diluted (in units)	24,455,603
Earnings per common unit – diluted (in dollars per unit)	$ 0.25
Weighted-average subordinated units outstanding – basic and diluted (in units)	24,409,850
Earnings per subordinated unit – basic and diluted (in dollars per unit)	$ 0.25
Phantom units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental units attributable to share-based payment arrangements	145,269
Phantom and restricted units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental units attributable to share-based payment arrangements	131,558
Limited partners, Common
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	6,115	0
Limited partners, Subordinated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 6,115	$ 0

UNIT-BASED COMPENSATION (Details) (USD $)	3 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended		7 Months Ended	3 Months Ended		7 Months Ended
	Mar. 31, 2013 Phantom Share Units (PSUs)	Mar. 15, 2013 Phantom Share Units (PSUs) Granted in March 2013	Mar. 31, 2013 Phantom Share Units (PSUs) Granted in March 2013	Oct. 31, 2012 Phantom Share Units (PSUs) Granted in October 2012	Mar. 31, 2013 Phantom Share Units (PSUs) Granted in October 2012	Mar. 15, 2013 Phantom Share Units (PSUs) Key employees Granted in March 2013	Mar. 31, 2013 DFW Net Profits Interests	Mar. 31, 2012 DFW Net Profits Interests	Apr. 30, 2013 DFW Net Profits Interests holder	Mar. 31, 2012 SMP Net Profits Interests	Mar. 31, 2013 Long-term Incentive Plan Common units	Apr. 30, 2013 Subsequent Event DFW Net Profits Interests	Apr. 30, 2013 Subsequent Event SMLP Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units reserved for issuance pursuant to LTIP											5,000,000
Units available for future issuance											4,700,000
Phantom unit activity
Nonvested phantom and restricted units, beginning of period (in shares)	131,558
Phantom units granted (in shares)	145,269			125,000		145,269
Nonvested phantom and restricted units, end of period (in shares)	276,827											0
Units granted in connection with IPO pursuant to LTIP	145,269			125,000		145,269
Grant date fair value (in dollars per share)		$ 25.99
Grant date fair value		$ 3,800,000
Non-cash compensation expense (in dollars)			100,000		200,000		13,000	153,000		307,000
Unrecognized non-cash compensation expense			3,700,000		2,100,000
Remaining expected weighted-average vesting period of recognition of incremental non-cash compensation expense			2 years 11 months 15 days		2 years 6 months
Units forfeited			0		0
Percentage Interest
Nonvested at the beginning of the period (as a percent)							0.04%	1.75%		3.96%
Granted (as a percent)										0.50%
Vested (as a percent)							0.01%	0.28%		0.32%
Nonvested at the end of the period (as a percent)							0.03%	1.48%		4.14%
Vested at the end of the period (as a percent)							4.10%	2.93%		2.22%
Weighted-average grant date Fair Value (per 1.0% of SMP Net Profits Interest)
Nonvested at the beginning of the period (in dollars)							1,650,000	306,000		1,003,000
Granted (in dollars)										1,780,000
Vested (in dollars)							1,650,000	277,000		965,000
Nonvested at the end of the period (in dollars)							1,650,000	311,000		1,010,000
Vested at the end of the period (in dollars)							243,000	260,000		712,000
Other disclosures
Unrecognized non-cash compensation expense for the remaining vesting period (in dollars)							100,000
Number of holders of net profit interest									7
Payment to acquire vested net profit interests												$ 12,200,000
Restricted units exchanged for unvested net profit interests													7,393

CONCENTRATIONS OF RISK (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenue | Customer concentration | Customer A
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	23.00%	16.00%
Revenue | Customer concentration | Customer B
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	20.00%	31.00%
Revenue | Customer concentration | Customer C
CONCENTRATIONS OF RISK
Total revenues, major customer percentage		18.00%
Accounts receivable | Credit concentration | Customer A
CONCENTRATIONS OF RISK
Accounts receivable, major customer percentage	25.00%	24.00%
Accounts receivable | Credit concentration | Customer B
CONCENTRATIONS OF RISK
Accounts receivable, major customer percentage	30.00%	38.00%

RELATED-PARTY TRANSACTIONS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 General partner	Mar. 31, 2013 Equipower	Mar. 31, 2012 Equipower
RELATED-PARTY TRANSACTIONS
General and administrative expense			$ 1,200,000
Receivable from general partner	2,712,000	774,000	2,700,000
Payments to related parties				$ 55,000	$ 44,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Aug. 31, 2012 Former DFW Midstream Employee Claim employee
Commitments and contingencies
Total rent expense related to operating leases	$ 227	$ 137
Number of plaintiffs			4
Aggregate vested net profits interests of former employees in DFW Midstream			4.10%

ACQUISITIONS (Bison Midstream) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		3 Months Ended			0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 SMP Holdings' equity in Bison Midstream	Mar. 31, 2013 Bison Midstream	Feb. 15, 2013 Bison Midstream	Jun. 04, 2013 Bison Midstream Subsequent Event	Jun. 04, 2013 Bison Midstream Other Gas Gathering Contract Minimum Subsequent Event	Jun. 04, 2013 Bison Midstream Other Gas Gathering Contract Maximum Subsequent Event	Jun. 04, 2013 Bison Midstream SMP Holdings' equity in Bison Midstream Subsequent Event	Jun. 04, 2013 Bison Midstream Limited partners, Common Subsequent Event	Jun. 04, 2013 Bison Midstream General Partner Units Subsequent Event
Business Acquisition [Line Items]
Useful lives							5 years	15 years
Purchase price assigned to Bison Gas Gathering system					$ 303,168
Current assets					5,705
Property, plant, and equipment					85,477
Intangible assets					164,502
Other noncurrent assets					2,187
Total assets acquired					257,871
Current liabilities					6,112
Other noncurrent liabilities					2,790
Total liabilities assumed					8,902
Net identifiable assets acquired					248,969
Goodwill	99,677	45,478		54,200	54,199
Cost of acquired entity, purchase price						248,900
Cost of acquired entity, cash paid									200,000
Units issued to acquire entity										47,900	1,000
Purchase price assigned to Bison Gas Gathering system	$ 303,168		$ 303,168						$ 303,200

ACQUISITIONS (Revenue and Net Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Business Acquisition [Line Items]
Revenues	$ 51,126	$ 35,783
Net income	13,067	7,587
Bison Midstream
Business Acquisition [Line Items]
Bison Gas Gathering system revenues	7,531	0
Bison Gas Gathering system net income	587	0
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Revenues	43,595
Net income	$ 12,480

ACQUISITIONS (Pro Forma) (Details) (USD $)	3 Months Ended							6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Limited partners, Common	Mar. 31, 2013 Subordinated units	Mar. 31, 2013 Bison Midstream	Mar. 31, 2012 Bison Midstream	Mar. 31, 2013 Bison Midstream Acquisition-related Costs	Jun. 30, 2013 Bison Midstream Limited partners, Common	Jun. 30, 2013 Bison Midstream General Partner Units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Incremental borrowings on revolving credit facility					$ 200,000,000
Pro forma effect of nonrecurring transaction costs incurred on net income							8,000
Common units paid								1,553,849	31,711
Total Bison Midstream revenues included in consolidated revenues					7,531,000	0
Total Bison Midstream net income (loss) included in consolidated net income					587,000	0
Pro forma total revenues	59,155,000	42,596,000
Pro forma net income	$ 11,853,000	$ 4,294,000
Pro forma EPU, basic and diluted			$ 0.24	$ 0.24